Segmented Information - Geographical information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segmented Information
Operating revenues, net of royalties	$ 48,908	$ 50,689
Non-Current Assets	75,602	75,316
Canada
Segmented Information
Operating revenues, net of royalties	42,295	42,639
Non-Current Assets	73,423	72,820
United States
Segmented Information
Operating revenues, net of royalties	6,342	7,650
Non-Current Assets	2,059	2,344
Other foreign
Segmented Information
Operating revenues, net of royalties	271	400
Non-Current Assets	$ 120	$ 152